Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

18. INCOME TAXES

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Cayman Islands levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and the Company is therefore not subject to tax on income or capital gains arising in Cayman Islands.

British Virgin Islands

Subsidiaries British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable profit for the years ended December 31, 2024 and 2025.

Thailand

Subsidiaries in Thailand are subject to corporate income tax on taxable profits earned in Thailand. The standard corporate income tax rate is 20%. For small and medium enterprises (“SMEs”), a progressive tax rate applies: profits not exceeding 300,000 Thai Baht are exempt from tax; profits between 300,001 and 3,000,000 Thai Baht are taxed at 15%; and profits exceeding 3,000,000 Thai Baht are taxed at 20%

PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (the “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

As of December 31, 2025, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC enterprise income tax under the EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consisted of:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Non-PRC	(14,742)	(8,058)	(1,146)
PRC	(41,620)	(72,420)	(10,303)
	(56,362)	(80,478)	(11,449)

The following table presents the composition of income tax expenses for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Current income tax expense	-	3,581	509
Deferred income tax expense	-	-	-
	-	3,581	509

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Loss before provision for income taxes	(56,362)	(80,478)	(11,449)
Income tax benefit computed at an applicable tax rate of 25%	(14,091)	(20,120)	(2,862)
The effect of different tax rate	659	302	43
Change in valuation allowance	13,432	23,399	3,328
	-	3,581	509

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Current and prior year tax losses	45,483	69,010	9,818
Allowance for credit loss	-	230	33
Total deferred tax assets	45,483	69,240	9,851
Less: valuation allowance	(45,483)	(69,240)	(9,851)
Deferred tax assets, net	-	-	-

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis.

As of December 31, 2024 and 2025, valuation allowances were mainly provided against deferred tax assets caused by net operating losses carried forward in entities where it was determined that it was more likely than not that the benefits of the deferred tax assets will not be realized due to their recurring losses.

According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted.

As of December 31, 2025, net operating tax loss carry forwards in PRC is expected to expire as follows:

	As of December 31, 2025
	RMB	US$
2026	11,465	1,631
2027	39,695	5,647
2028	26,870	3,823
2029	62,872	8,945
2030	111,121	15,809
	252,023	35,855

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2024 and 2025.